Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 6 – Fair Value Measurements

We measure certain financial assets and liabilities at fair value on a recurring basis, including financial instruments owned, available-for-sale securities, investments, financial instruments sold, but not yet purchased, and derivatives.

We generally utilize third-party pricing services to value Level 1 and Level 2 available-for-sale investment securities, as well as certain derivatives designated as cash flow hedges. We review the methodologies and assumptions used by the third-party pricing services and evaluate the values provided, principally by comparison with other available market quotes for similar instruments and/or analysis based on internal models using available third-party market data. We may occasionally adjust certain values provided by the third-party pricing service when we believe, as the result of our review, that the adjusted price most appropriately reflects the fair value of the particular security.

Following are descriptions of the valuation methodologies and key inputs used to measure financial assets and liabilities recorded at fair value. The descriptions include an indication of the level of the fair value hierarchy in which the assets or liabilities are classified.

Financial Instruments Owned and Available-For-Sale Securities

When available, the fair value of financial instruments is based on quoted prices in active markets and reported in Level 1. Level 1 financial instruments include highly liquid instruments with quoted prices, such as equity securities listed in active markets, corporate fixed income securities, and U.S. government securities.

If quoted prices are not available for identical instruments, fair values are obtained from pricing services, broker quotes, or other model-based valuation techniques with observable inputs, such as the present value of estimated cash flows, and reported as Level 2. The nature of these financial instruments include instruments for which quoted prices are available but traded less frequently, instruments whose fair value has been derived using a model where inputs to the model are directly observable in the market, or can be derived principally from or corroborated by observable market data, and instruments that are fair valued using other financial instruments, the parameters of which can be directly observed. Level 2 financial instruments include U.S. government agency securities, mortgage-backed securities, corporate fixed income securities infrequently traded, state and municipal securities, and asset-backed securities, which primarily includes collateralized loan obligations.

We have identified Level 3 financial instruments to include certain equity and corporate fixed income securities with unobservable pricing inputs and certain non-agency mortgage-backed securities. Level 3 financial instruments have little to no pricing observability as of the report date. These financial instruments do not have active two-way markets and are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment or estimation.

Investments

Investments carried at fair value primarily include corporate equity securities, auction-rate securities (“ARS”), and private company investments.

Corporate equity securities that are valued based on quoted prices in active markets are reported in Level 1. Corporate equity securities with unobservable pricing inputs are reported in Level 3.

ARS are valued based upon our expectations of issuer redemptions and using internal discounted cash flow models that utilize unobservable inputs. ARS are reported as Level 3 assets.

Direct investments in private companies may be valued using the market approach and were valued based on an assessment of each underlying investment, incorporating evaluation of additional significant third-party financing, changes in valuations of comparable peer companies, the business environment of the companies, market indices, assumptions relating to appropriate risk adjustments for nonperformance, and legal restrictions on disposition, among other factors. The fair value derived from the methods used are evaluated and weighted, as appropriate, considering the reasonableness of the range of values indicated. Under the market approach, fair value may be determined by reference to multiples of market-comparable companies or transactions, including earnings before interest, taxes, depreciation, and amortization (“EBITDA”) multiples. For securities utilizing the market comparable companies valuation technique, a significant increase (decrease) in the EBITDA multiple in isolation could result in a significantly higher (lower) fair value measurement.

Investments in Funds That Are Measured at Net Asset Value Per Share

Investments at fair value include investments in funds, including certain money market funds that are measured at net asset value (“NAV”). The Company uses NAV to measure the fair value of its fund investments when (i) the fund investment does not have a readily determinable fair value and (ii) the NAV of the investment fund is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. The Company adopted ASU No. 2015-07 in January 2016, and, as required, disclosures in the paragraphs and tables below are limited to only those investments in funds that are measured at NAV. In accordance with ASU No. 2015-07, previously reported amounts have been conformed to the current presentation.

The Company’s investments in funds measured at NAV include private company investments, partnership interests, mutual funds, private equity funds, and money market funds. Private equity funds primarily invest in a broad range of industries worldwide in a variety of situations, including leveraged buyouts, recapitalizations, growth investments, and distressed investments. The private equity funds are primarily closed-end funds in which the Company’s investments are generally not eligible for redemption. Distributions will be received from these funds as the underlying assets are liquidated or distributed.

The general and limited partnership interests in investment partnerships were primarily valued based upon NAVs received from third-party fund managers. The various partnerships are investment companies, which record their underlying investments at fair value based on fair value policies established by management of the underlying fund. Fair value policies at the underlying fund generally require the funds to utilize pricing/valuation information, including independent appraisals, from third-party sources. However, in some instances, current valuation information for illiquid securities or securities in markets that are not active may not be available from any third-party source or fund management may conclude that the valuations that are available from third-party sources are not reliable. In these instances, fund management may perform model-based analytical valuations that may be used as an input to value these investments.

The tables below present the fair value of our investments in, and unfunded commitments to, funds that are measured at NAV (in thousands):

	December 31, 2016		December 31, 2015
	Fair value of investments	Unfunded commitments	Fair value of investments	Unfunded commitments
Private company investments	$18,763	$8,526	$34,385	$14,178
Partnership interests	15,798	1,822	22,502	2,018
Mutual funds	11,301	—	20,399	—
Private equity funds	9,310	2,020	12,970	9,352
Money market funds	35,637	—	77,097	—
Total	$90,809	$12,368	$167,353	$25,548

Financial Instruments Sold, But Not Yet Purchased

Financial instruments sold, but not purchased, recorded at fair value based on quoted prices in active markets and other observable market data include highly liquid instruments with quoted prices, such as U.S. government securities, corporate fixed income securities, and equity securities listed in active markets, which are reported as Level 1.

If quoted prices are not available, fair values are obtained from pricing services, broker quotes, or other model-based valuation techniques with observable inputs, such as the present value of estimated cash flows, and reported as Level 2. The nature of these financial instruments include instruments for which quoted prices are available but traded less frequently, instruments whose fair value has been derived using a model where inputs to the model are directly observable in the market, or can be derived principally from or corroborated by observable market data, and instruments that are fair valued using other financial instruments, the parameters of which can be directly observed. Level 2 financial instruments include U.S. government agency securities, mortgage-backed securities not actively traded, corporate fixed income securities, and state and municipal securities.

Derivatives

Derivatives are valued using quoted market prices for identical instruments when available or pricing models based on the net present value of estimated future cash flows. The valuation models used require market observable inputs, including contractual terms, market prices, yield curves, credit curves, and measures of volatility. We manage credit risk for our derivative positions on a counterparty-by-counterparty basis and calculate credit valuation adjustments, included in the fair value of these instruments, on the basis of our relationships at the counterparty portfolio/master netting agreement level. These credit valuation adjustments are determined by applying a credit spread for the counterparty to the total expected exposure of the derivative after considering collateral and other master netting arrangements. We have classified our interest rate swaps as Level 2.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2016, are presented below (in thousands):

	December 31, 2016
	Total	Level 1	Level 2	Level 3
Financial instruments owned:
U.S. government securities	$9,951	$9,951	$—	$—
U.S. government agency securities	89,833	—	89,833	—
Mortgage-backed securities:
Agency	305,774	—	305,774	—
Non-agency	28,402	—	27,320	1,082
Corporate securities:
Fixed income securities	299,946	1,944	297,729	273
Equity securities	32,044	31,444	—	600
State and municipal securities	159,095	—	159,095	—
Total financial instruments owned	925,045	43,339	879,751	1,955
Available-for-sale securities:
U.S. government agency securities	4,197	300	3,897	—
State and municipal securities	72,490	—	72,490	—
Mortgage-backed securities:
Agency	338,732	—	338,732	—
Commercial	72,773	—	72,773	—
Non-agency	1,892	—	1,892	—
Corporate fixed income securities	823,511	—	823,511	—
Asset-backed securities	1,867,718	—	1,867,718	—
Total available-for-sale securities	3,181,313	300	3,181,013	—
Investments:
Corporate equity securities	27,247	23,414	—	3,833
Auction rate securities:
Equity securities	48,689	—	—	48,689
Municipal securities	832	—	—	832
Other	1,623	—	383	1,240
Investments measured at NAV	55,172
Total investments	133,563	23,414	383	54,594
Cash equivalents measured at NAV	35,637
Derivative contracts (1)	10,390	—	10,390	—
	$4,285,948	$67,053	$4,071,537	$56,549

(1)	Included in other assets in the consolidated statements of financial condition.
	December 31, 2016
	Total	Level 1	Level 2	Level 3
Liabilities:
Financial instruments sold, but not yet purchased:
U.S. government securities	$362,536	$362,536	$—	$—
U.S. government agency securities	20,549	—	20,549	—
Mortgage-backed securities:
Agency	94,552	—	94,552	—
Non-agency	1	—	1	—
Corporate securities:
Fixed income securities	202,968	980	201,988	—
Equity securities	18,395	18,395	—	—
State and municipal securities	31	—	31	—
Total financial instruments sold, but not yet purchased	699,032	381,911	317,121	—
Derivative contracts (2)	1,823	—	1,823	—
	$700,855	$381,911	$318,944	$—

(2)	Included in accounts payable and accrued expenses in the consolidated statements of financial condition.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2015, are presented below (in thousands):

	December 31, 2015
	Total	Level 1	Level 2	Level 3
Financial instruments owned:
U.S. government securities	$45,167	$45,167	$—	$—
U.S. government agency securities	116,949	—	116,949	—
Mortgage-backed securities:
Agency	205,473	—	205,473	—
Non-agency	33,319	—	31,843	1,476
Corporate securities:
Fixed income securities	203,910	13,203	190,707	—
Equity securities	31,642	29,388	1,635	619
State and municipal securities	112,983	—	112,983	—
Total financial instruments owned	749,443	87,758	659,590	2,095
Available-for-sale securities:
U.S. government agency securities	1,698	—	1,698	—
State and municipal securities	74,167	—	74,167	—
Mortgage-backed securities:
Agency	304,893	—	304,893	—
Commercial	11,310	—	11,310	—
Non-agency	2,518	—	2,518	—
Corporate fixed income securities	319,408	—	319,408	—
Asset-backed securities	915,913	—	915,913	—
Total available-for-sale securities	1,629,907	—	1,629,907	—
Investments:
Corporate equity securities	30,737	26,436	1,359	2,942
U.S. government securities	102	102	—	—
Auction rate securities:
Equity securities	55,710	—	5,268	50,442
Municipal securities	1,315	—	—	1,315
Other	2,897	4	2,873	20
Investments measured at NAV	90,256
Total investments	181,017	26,542	9,500	54,719
Cash equivalents measured at NAV	77,097
	$2,637,464	$114,300	$2,298,997	$56,814

	December 31, 2015
	Total	Level 1	Level 2	Level 3
Liabilities:
Financial instruments sold, but not yet purchased:
U.S. government securities	$186,030	$186,030	$—	$—
Agency mortgage-backed securities:	50,830	—	50,830	—
Corporate securities:
Fixed income securities	255,700	3,601	252,099	—
Equity securities	29,184	22,894	6,290	—
Total financial instruments sold, but not yet purchased	521,744	212,525	309,219	—
Derivative contracts (2)	3,591	—	3,591	—
	$525,335	$212,525	$312,810	$—

(2)	Included in accounts payable and accrued expenses in the consolidated statements of financial condition.

The following tables summarize the changes in fair value associated with Level 3 financial instruments during the years ended December 31, 2016 and 2015 (in thousands):

	Year Ended December 31, 2016
	Financial instruments owned
	Mortgage- Backed Securities – Non-Agency	Corporate Fixed Income Securities	Equity Securities
Balance at December 31, 2015	$1,476	$—	$619
Unrealized gains/(losses):
Included in changes in net assets (1)	(18)	—	(279)
Included in OCI (2)	—	—	—
Realized gains/(losses) (1)	54	—	—
Purchases	—	292	253
Sales	—	—	—
Redemptions	(430)	(19)	—
Transfers:
Into Level 3	—	—	7
Out of Level 3	—	—	—
Net change	(394)	273	(19)
Balance at December 31, 2016	$1,082	$273	$600

	Year Ended December 31, 2016
	Investments
	Corporate Equity Securities	Auction Rate Securities – Equity	Auction Rate Securities – Municipal	Other
Balance at December 31, 2015	$2,942	$50,442	$1,315	$20
Unrealized gains/(losses):
Included in changes in net assets (1)	(361)	547	67	—
Included in OCI (2)	—	—	—	—
Realized gains (1)	2,453	—	—	—
Purchases	3,593	50	—	3,782
Sales	—	—	—	—
Redemptions	(4,794)	(2,350)	(550)	—
Transfers:
Into Level 3	—	—	—	465
Out of Level 3	—	—	—	(3,027)
Net change	891	(1,753)	(483)	1,220
Balance at December 31, 2016	$3,833	$48,689	$832	$1,240

(1)	Realized and unrealized gains/(losses) related to financial instruments owned and investments are reported in other income in the consolidated statements of operations.
(2)	Unrealized gains/(losses) related to available-for-sale securities are reported in accumulated other comprehensive loss in the consolidated statements of financial condition.

	Year Ended December 31, 2015
	Financial instruments owned			Available- for-sale securities
	Mortgage- Backed Securities – Non-Agency	Corporate Fixed Income Securities	Equity Securities	Asset- Backed Securities
Balance at December 31, 2014	$806	$1,993	$1,144	$44,045
Unrealized gains/(losses):
Included in changes in net assets (1)	(241)	84	—	—
Included in OCI (2)	—	—	—	342
Realized gains/(losses) (1)	127	53	—	(2,136)
Purchases	—	11,643	—	—
Sales	—	(13,773)	(525)	(42,251)
Redemptions	(332)	—	—	—
Transfers:
Into Level 3	1,116	—	—	—
Out of Level 3	—	—	—	—
Net change	670	(1,993)	(525)	(44,045)
Balance at December 31, 2015	$1,476	$—	$619	$—

	Year Ended December 31, 2015
	Investments
	Corporate Equity Securities	Auction Rate Securities – Equity	Auction Rate Securities – Municipal	Other
Balance at December 31, 2014	$7,550	$46,197	$1,326	$2,026
Unrealized gains/(losses):
Included in changes in net assets (1)	1,410	(413)	(11)	(938)
Included in OCI (2)	—	—	—	—
Realized gains (1)	—	—	—	—
Purchases	—	15,176	—	—
Sales	—	—	—	—
Redemptions	—	(5,250)	—	—
Transfers:
Into Level 3	182	—	—	—
Out of Level 3	(6,200)	(5,268)	—	(1,068)
Net change	(4,608)	4,245	(11)	(2,006)
Balance at December 31, 2015	$2,942	$50,442	$1,315	$20

(1)	Realized and unrealized gains/(losses) related to financial instruments owned and investments are reported in other income in the consolidated statements of operations.
(2)	Unrealized gains/(losses) related to available-for-sale securities are reported in accumulated other comprehensive loss in the consolidated statements of financial condition.

The results included in the table above are only a component of the overall investment strategies of our company. The table above does not present Level 1 or Level 2 valued assets or liabilities. The changes to our company’s Level 3 classified instruments during the year ended December 31, 2016, were principally a result of redemptions of corporate equity securities, ARS redemptions, and transfers out of Level 3, offset by purchases of corporate equity securities and other investments, and realized and unrealized gains, net. The changes in unrealized gains/(losses) recorded in earnings for the year ended December 31, 2016, relating to Level 3 assets still held at December 31, 2016, were immaterial.

The following table summarizes quantitative information related to the significant unobservable inputs utilized in our company’s Level 3 recurring fair value measurements as of December 31, 2016.

	Valuation technique	Unobservable input	Range	Weighted average
Investments:
Corporate equity securities	Market comparable companies	Tangible book value multiple	1.41 - 2.28	1.95
Auction rate securities:
Equity securities	Discounted cash flow	Discount rate	2.0% - 12.6%	6.5%
		Workout period	1-3 years	2.5 years
Municipal securities	Discounted cash flow	Discount rate	2.2% - 10.6%	4.9%
		Workout period	1-4 years	1.9 years

The fair value of certain Level 3 assets was determined using various methodologies, as appropriate, including third-party pricing vendors and broker quotes. These inputs are evaluated for reasonableness through various procedures, including due diligence reviews of third-party pricing vendors, variance analyses, consideration of current market environment, and other analytical procedures.

The fair value for our auction rate securities was determined using an income approach based on an internally developed discounted cash flow model. The discounted cash flow model utilizes two significant unobservable inputs: discount rate and workout period. The discount rate was calculated using credit spreads of the underlying collateral or similar securities. The workout period was based on an assessment of publicly available information on efforts to re-establish functioning markets for these securities and our company’s own redemption experience. Significant increases in any of these inputs in isolation would result in a significantly lower fair value. On an ongoing basis, management verifies the fair value by reviewing the appropriateness of the discounted cash flow model and its significant inputs.

Transfers Within the Fair Value Hierarchy

We assess our financial instruments on a quarterly basis to determine the appropriate classification within the fair value hierarchy. Transfers between fair value classifications occur when there are changes in pricing observability levels. Transfers of financial instruments among the levels are deemed to occur at the beginning of the reporting period.

There were $1.9 million of transfers of financial assets from Level 2 to Level 1 during the year ended December 31, 2016. There were $8.6 million of transfers of financial assets from Level 1 to Level 2 during the year ended December 31, 2016, primarily related to corporate fixed income securities for which there were low volumes of recent trade activity observed. There were $0.5 million of transfers of financial assets into Level 3 during the year ended December 31, 2016. There were $3.0 million of transfers of financial assets out of Level 3 during the year ended December 31, 2016, primarily related to other investments that were reclassified to NAV at December 31, 2016.

Fair Value of Financial Instruments

The following reflects the fair value of financial instruments as of December 31, 2016 and 2015, whether or not recognized in the consolidated statements of financial condition at fair value (in thousands).

	December 31, 2016		December 31, 2015
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets:
Cash and cash equivalents	$912,932	$912,932	$811,019	$811,019
Cash segregated for regulatory purposes	73,235	73,235	227,727	227,727
Securities purchased under agreements to resell	248,588	248,588	160,423	160,423
Financial instruments owned	925,045	925,045	749,443	749,443
Available-for-sale securities	3,181,313	3,181,313	1,629,907	1,629,907
Held-to-maturity securities	3,038,405	3,040,554	1,855,399	1,874,998
Loans held for sale	228,588	228,588	189,921	189,921
Bank loans	5,591,190	5,633,804	3,143,515	3,188,402
Investments	133,563	133,563	181,017	181,017
Derivative contracts (1)	10,390	10,390	—	—
Financial liabilities:
Securities sold under agreements to repurchase	$268,546	$268,546	$278,674	$278,674
Bank deposits	11,527,483	11,092,185	6,638,356	6,627,818
Financial instruments sold, but not yet purchased	699,032	699,032	521,744	521,744
Derivative contracts (2)	1,823	1,823	3,591	3,591
Borrowings	377,000	377,000	89,084	89,084
Federal Home Loan Bank advances	500,000	500,000	148,000	148,000
Senior notes	795,891	799,632	740,136	736,135
Debentures to Stifel Financial Capital Trusts	67,500	52,525	82,500	72,371

(1)	Included in other assets in the consolidated statements of financial condition.
(2)	Included in accounts payable and accrued expenses in the consolidated statements of financial condition.

The following table presents the estimated fair values of financial instruments not measured at fair value on a recurring basis for the periods indicated (in thousands):

	December 31, 2016
	Total	Level 1	Level 2	Level 3
Financial assets:
Cash	$877,295	$877,295	$—	$—
Cash segregated for regulatory purposes	73,235	73,235	—	—
Securities purchased under agreements to resell	248,588	227,983	20,605	—
Held-to-maturity securities	3,040,554	—	2,830,869	209,685
Loans held for sale	228,588	—	228,588	—
Bank loans	5,633,804	—	5,633,804	—
Financial liabilities:
Securities sold under agreements to repurchase	$268,546	$149,881	$118,665	$—
Bank deposits	11,092,185	—	11,092,185	—
Borrowings	377,000	377,000	—	—
Federal Home Loan Bank advances	500,000	500,000	—	—
Senior notes	799,632	799,632	—	—
Debentures to Stifel Financial Capital Trusts	52,525	—	—	52,525

	December 31, 2015
	Total	Level 1	Level 2	Level 3
Financial assets:
Cash	$733,922	$733,922	$—	$—
Cash segregated for regulatory purposes	227,727	227,727	—	—
Securities purchased under agreements to resell	160,423	160,423	—	—
Held-to-maturity securities	1,874,998	—	1,317,582	557,416
Loans held for sale	189,921	—	189,921	—
Bank loans	3,188,402	—	3,188,402	—
Financial liabilities:
Securities sold under agreements to repurchase	$278,674	$278,674	$—	$—
Bank deposits	6,627,818	—	6,627,818	—
Borrowings	89,084	—	89,084	—
Federal Home Loan Bank advances	148,000	148,000	—	—
Senior notes	736,135	736,135	—	—
Debentures to Stifel Financial Capital Trusts	72,371	—	—	72,371

The following, as supplemented by the discussion above, describes the valuation techniques used in estimating the fair value of our financial instruments as of December 31, 2016 and 2015.

Financial Assets

Securities Purchased Under Agreements to Resell

Securities purchased under agreements to resell are collateralized financing transactions that are recorded at their contractual amounts plus accrued interest. The carrying values at December 31, 2016 and 2015 approximate fair value due to their short-term nature.

Held-to-Maturity Securities

Securities held to maturity are recorded at amortized cost based on our company’s positive intent and ability to hold these securities to maturity. Securities held to maturity include agency, commercial, and non-agency mortgage-backed securities, asset-backed securities, consisting of collateralized loan obligation securities and ARS, and corporate fixed income securities. The estimated fair value, included in the above table, is determined using several factors; however, primary weight is given to discounted cash flow modeling techniques that incorporated an estimated discount rate based upon recent observable debt security issuances with similar characteristics.

Loans Held for Sale

Loans held for sale consist of fixed-rate and adjustable-rate residential real estate loans intended for sale. Loans held for sale are stated at lower of cost or fair value. Fair value is determined based on prevailing market prices for loans with similar characteristics or on sale contract prices.

Bank Loans

The fair values of mortgage loans and commercial loans were estimated using a discounted cash flow method, a form of the income approach. Discount rates were determined considering rates at which similar portfolios of loans would be made under current conditions and considering liquidity spreads applicable to each loan portfolio based on the secondary market.

Financial Liabilities

Securities Sold Under Agreements to Repurchase

Securities sold under agreements to repurchase are collateralized financing transactions that are recorded at their contractual amounts plus accrued interest. The carrying values at December 31, 2016 and 2015 approximate fair value due to the short-term nature.

Bank Deposits

The fair value for demand deposits is equal to the amount payable on demand at the reporting date (that is, their carrying amounts). The carrying amounts of variable-rate money-market and savings accounts approximate their fair values at the reporting date as these are short-term in nature. The fair value of other interest-bearing deposits, including certificates of deposit, was calculated by discounting the future cash flows using discount rates based on the expected current market rates for similar products with similar remaining terms.

Borrowings

The carrying amount of borrowings approximates fair value due to the relative short-term nature of such borrowings. In addition, Stifel Bank’s Federal Home Loan Bank advances reflect terms that approximate current market rates for similar borrowings.

Senior Notes

The fair value of our senior notes is estimated based upon quoted market prices.

Debentures to Stifel Financial Capital Trusts

The fair value of our trust preferred securities is based on the discounted value of contractual cash flows. We have assumed a discount rate based on the coupon achieved in our 4.250% senior notes due 2024.

These fair value disclosures represent our best estimates based on relevant market information and information about the financial instruments. Fair value estimates are based on judgments regarding future expected losses, current economic conditions, risk characteristics of the various instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in the above methodologies and assumptions could significantly affect the estimates.